INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
INVENTORIES

4. INVENTORIES

        Inventories consisted of the following (dollars in millions):

	December 31,
	2012	2011
Raw materials and supplies	$484	$374
Work in progress	98	92
Finished goods	1,311	1,162

Total	1,893	1,628
LIFO reserves	(74)	(89)

Net	$1,819	$1,539

        As of December 31, 2012 and 2011, approximately 11% and 12%, respectively, of inventories were recorded using the LIFO cost method.

        In the normal course of operations we, at times, exchange raw materials and finished goods with other companies for the purpose of reducing transportation costs. The net non-monetary open exchange positions are valued at cost. The amounts included in inventory under non-monetary open exchange agreements receivable by us for December 31, 2012 and 2011 were $6 million and $3 million, respectively. Other open exchanges are settled in cash and result in a net deferred profit margin. The amounts under these open exchange agreements for both December 31, 2012 and 2011 were nil.